Consolidated Statements of Income (Loss) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Policy charges and fee income	$ 2,454	$ 2,768	$ 3,735
Premiums	994	960	997
Net derivative gains (losses)	907	(7,149)	(1,722)
Net investment income (loss)	3,315	3,846	3,477
Investment gains (losses), net:
Credit and intent to sell losses on available for sale debt securities and loans	(314)	2	(58)
Other investment gains (losses), net	(631)	866	802
Total investment gains (losses), net	(945)	868	744
Investment management and service fees	4,891	5,395	4,608
Other income	1,028	926	576
Total revenues	12,644	7,614	12,415
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	2,716	2,788	5,326
Remeasurement of liability for future policy benefits	66	13	0
Change in market risk benefits and purchased market risk benefits	(1,280)	(5,943)	0
Interest credited to policyholders’ account balances	1,410	1,219	1,222
Compensation and benefits	2,201	2,363	2,096
Commissions and distribution-related payments	1,567	1,662	1,351
Interest expense	201	244	200
Amortization of deferred policy acquisition costs	586	552	1,613
Other operating costs and expenses	2,185	2,107	1,700
Total benefits and other deductions	9,652	5,005	13,508
Income (loss) from continuing operations, before income taxes	2,992	2,609	(1,093)
Income tax (expense) benefit	(598)	(439)	744
Net income (loss)	2,394	2,170	(349)
Less: Net income (loss) attributable to the noncontrolling interest	241	415	299
Net income (loss) attributable to Holdings	2,153	1,755	(648)
Less: Preferred stock dividends	80	79	53
Net income (loss) available to Holdings’ common shareholders	2,073	1,676	(701)
Net income (loss) available to Holdings’ common shareholders	$ 2,073	$ 1,676	$ (701)
Net income (loss) applicable to Holdings’ common shareholders per common share:
Basic (in dollars per share)	$ 5.49	$ 4.02	$ (1.56)
Diluted (in dollars per share)	$ 5.46	$ 3.98	$ (1.56)
Weighted average common shares outstanding (in millions):
Basic (in shares)	377.6	417.4	450.4
Diluted (in shares)	379.9	421.2	450.4